Inventory, Net - Components of Inventory (Detail) - USD ($) $ in Thousands	May 31, 2018	May 31, 2017
Inventory Disclosure [Abstract]
Course materials in schools	$ 12,020	$ 7,419
Publications in bookstores	28,155	24,323
Inventory	$ 40,175	$ 31,742